Accrued Loss Reserves (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	$ 27,591	$ 28,880
Accrued loss reserves - Noncurrent	33,502	33,731
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	15,582	11,736
Accrued loss reserves - Noncurrent	29,489	28,592
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	8,591	13,564
Accrued loss reserves - Noncurrent	739	1,187
Environmental Reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	3,418	3,580
Accrued loss reserves - Noncurrent	$ 3,274	$ 3,952